Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy. FS Bancorp, Inc. has maintained a clawback policy since 2012. The policy provides the Board with the authority to withhold and/or recoup bonuses based on the occurrence of one or more of the following:

●	Fraud as determined by internal or external audit or examination. The policy defines fraud as any intentional deception made for personal gain or to damage 1st Security Bank or another person.
●	A material error occurred in the financial statements requiring restatement.
●

A loss or other injury to FS Bancorp’s or 1st Security Bank’s reputation triggered by a participant taking one or more imprudent risks. Examples include making an out-of policy loan without proper approvals, investing in inferior grade securities to gain a higher return rate or approving significant loan production that ultimately requires the Bank to suffer substantial financial losses which should have been foreseen through proper due diligence. Note that the taking of the imprudent risk is in and of itself grounds to trigger the claw-back. Actual monetary loss is not a requirement under this policy.

●	Violation of FS Bancorp and 1st Security Bank’s Code of Ethics.
●	Violation of 1st Security Bank’s Core Values.

The policy was updated in 2023 to provide for the recovery of erroneously awarded incentive-based compensation pursuant to Section 10D of the Securities Exchange Act, Rule 10D-1 under Section 10D and Nasdaq Listing Rule 5608.